Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Materion Corporation Retirement Savings Plan
EIN: 34-1919973 Plan Number—003
Schedule H, Line 4i, Schedule of Assets (Held at End of Year) December 31, 2025

	Description of Investment	Current Value
Materion Corporation Common Stock*	159,998 shares	$19,890,965
Mutual Funds:
DFA Emerging Markets	119,469 shares	4,435,881
DFA U.S. Large Cap Value Fund	227,166 shares	12,791,724
Dodge & Cox International Stock Fund*	494,039 shares	8,131,890
Fidelity Diversified International Fund K*	239,013 shares	11,596,900
Fidelity Spartan 500 Index*	242,980 shares	57,761,257
Fidelity Total International Index Fund*	102,428 shares	1,774,049
Fidelity U.S. Bond Index Fund*	329,225 shares	3,476,620
Harbor Small Cap Growth Fund Retirement*	448,475 shares	6,973,782
Harbor Small Cap Value Institutional Class*	85,742 shares	3,662,059
PIM Divers Inc. Inst.	554,068 shares	5,585,003
Prudential Global Real Estate Fund	50,859 shares	1,044,130
Prudential Total Return Bond Q	1,250,615 shares	15,232,496
Vanguard Balanced Index Fund Institutional	270,187 shares	13,998,412
Vanguard Inflation-Protected Securities Fund Institutional	358,943 shares	3,359,708
Vanguard Mid-Cap Index Fund Institutional	233,240 shares	18,514,602
		168,338,513
Money Market Funds:
Fidelity Cash Reserves Fund*	6,833 shares	6,833
Fidelity Government Money Market Fund*	31,672,395 shares	31,672,395
		31,679,228
Common/Collective Trusts:
Fidelity Freedom Blend 2065 Q*	219,951 shares	4,669,556
Fidelity Freedom Blend 2055 Q*	398,250 shares	15,949,930
Fidelity Freedom Blend 2060 Q*	392,508 shares	10,530,992
Fidelity Freedom Blend RET Q*	58,427 shares	1,082,065
Fidelity Freedom Blend 2010 Q*	16,864 shares	391,573
Fidelity Freedom Blend 2015 Q*	60,965 shares	1,526,565
Fidelity Freedom Blend 2020 Q*	418,751 shares	10,929,408
Fidelity Freedom Blend 2025 Q*	751,236 shares	21,515,387
Fidelity Freedom Blend 2030 Q*	1,199,700 shares	36,242,926
Fidelity Freedom Blend 2035 Q*	974,879 shares	33,418,838
Fidelity Freedom Blend 2040 Q*	674,161 shares	24,775,401
Fidelity Freedom Blend 2045 Q*	656,420 shares	24,852,065
Fidelity Freedom Blend 2050 Q*	437,759 shares	16,345,914
Fidelity Blue Chip Growth Commingled Pool*	1,203,644 shares	71,821,456
		274,052,076

Participant loans*	Interest rates ranging from 0.14% to 6.75% with maturity dates through 2040	7,487,952
		501,448,734
* Party-in-interest to the Plan.